Offerings	May 07, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	3.875% Senior Notes due 2029 of Waste Management, Inc.
Amount Registered | shares	485,084,000
Maximum Aggregate Offering Price	$ 485,084,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 74,266.36
Offering Note	(1A) The maximum aggregate offering price represents the aggregate principal amount of Waste Management, Inc.'s 3.875% Senior Notes due 2029 to be offered in the exchange offer to which the registration statement relates. (1B) The registration fee is calculated pursuant to Rule 457(f) under the Securities Act of 1933, as amended.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Guarantee of 3.875% Senior Notes due 2029 of Waste Management, Inc. by Waste Management Holdings, Inc.
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	Waste Management Holdings, Inc. will fully and unconditionally guarantee the 3.875% Senior Notes due 2029 issued by Waste Management, Inc. Pursuant to Rule 457(n) under the Securities Act of 1933, as amended, no separate fee is payable with respect to each such guarantee.